Condensed Consolidated Statements Of Redeemable Interest And Stockholders' Deficit / Parent Company Equity (Deficit) - USD ($) $ in Thousands	Total	IPO [Member]	Redeemable preferred units [Member]	Redeemable preferred units [Member] Issuance Of Dividend To Parent And Cancellation Of Common Shares [Member]	Redeemable preferred units [Member] Paid In Kind Dividend [Member]	Redeemable Other Non Controlling Interests [Member]	Redeemable Preferred Stock	Redeemable Non-controlling Interest	Accumulated net parent investment	Common stock Common Class A [Member]	Common stock Common Class A [Member] IPO [Member]	Common stock Common Class B [Member]	Additional paid-in-capital	Additional paid-in-capital IPO [Member]	Accumulated deficit	Redeemable units Redeemable preferred units [Member]	Redeemable units Redeemable Other Non Controlling Interests [Member]	Redeemable units Redeemable Preferred Stock	Redeemable units Redeemable Non-controlling Interest
Redeemable Beginning Balance at Mar. 31, 2020																$ 0	$ 0
Beginning Balance at Mar. 31, 2020	$ 0								$ 231,064	$ 0		$ 0	$ 0		$ 0
Beginning Balance (in shares) at Mar. 31, 2020										0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0								124,348
Net income and comprehensive income	124,348
Stock-based compensation expense and other									4,306
Net transfer to Parent									427,725
Dividend distribution to Parent									(331,396)
Net Income Prior To Reorganization Transactions	124,348
Redeemable Ending Balance at Mar. 31, 2021																0	0
Ending Balance (in shares) at Mar. 31, 2021										0		0
Ending Balance at Mar. 31, 2021	0								456,047	$ 0		$ 0	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0								50,913
Net income and comprehensive income	50,913
Stock-based compensation expense and other									3,048
Paid-in-kind dividend for Series A redeemable preferred units				$ 500,000	$ 4,168
Paid-in-kind dividend for Series A redeemable preferred units									(4,168)
Net transfer to Parent									(8,875)
Issuance of Series A redeemable preferred units as dividend to parent and cancellation of common shares									(500,000)
Net Income Prior To Reorganization Transactions	50,913
Redeemable Ending Balance at Mar. 31, 2022	504,168															504,168	0	$ 504,168	$ 0
Ending Balance (in shares) at Mar. 31, 2022										0		0
Ending Balance at Mar. 31, 2022	0								(3,035)	$ 0		$ 0	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0
Net income and comprehensive income	24,130								24,130
Stock-based compensation expense and other									1,005
Paid-in-kind dividend for Series A redeemable preferred units							$ 6,250
Paid-in-kind dividend for Series A redeemable preferred units									(6,250)
Net transfer to Parent									851
Redeemable Ending Balance at Jul. 01, 2022																		510,418	0
Ending Balance (in shares) at Jul. 01, 2022										0		0
Ending Balance at Jul. 01, 2022	0								16,701	$ 0		$ 0	0		0
Redeemable Beginning Balance at Mar. 31, 2022	504,168															504,168	0	504,168	0
Beginning Balance at Mar. 31, 2022	0								(3,035)	$ 0		$ 0	0		0
Beginning Balance (in shares) at Mar. 31, 2022										0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,143
Net income and comprehensive income	121,333
Stock-based compensation expense and other	28,851								3,143				28,851
Issuance of common stock (Value)	76	$ 693,781									$ 3	$ 10	66	$ 693,778
Vesting of Nextracker Inc. RSU awards (in shares)										16,875	30,590,000	128,794,522
Paid-in-kind dividend for Series A redeemable preferred units					$ 21,427
Paid-in-kind dividend for Series A redeemable preferred units									(21,427)
Net transfer to Parent									(31,544)
Net Income Prior To Reorganization Transactions	117,744								117,744
Distribution to Yuma, Yuma subs and TPG									(175,000)
Effect of reorganization transactions (Value)	149,917		$ (525,595)			$ 265,564			110,119	$ 2			149,915
Effect of reorganization transactions (Shares)										15,279,190
Use of IPO proceeds as consideration for Yuma's transfer of LLC common unit(Value)	(693,781)												(693,781)
Use of IPO proceeds as consideration for Yuma's transfer of LLC common unit(Shares)												(30,590,000)
Establishment of tax receivable agreement	36,864												36,864
Net income subsequent to reorganization transactions	1,143														1,143
Net income subsequent to reorganization transactions						2,446
Redemption value adjustment	3,292,618					$ 3,292,618
Redemption value adjustment	(3,292,618)												(215,693)		(3,076,925)
Redeemable Ending Balance at Mar. 31, 2023	0															$ 0	$ 3,560,628	0	3,560,628
Ending Balance (in shares) at Mar. 31, 2023										45,886,065		98,204,522
Ending Balance at Mar. 31, 2023	(3,075,767)								0	$ 5		$ 10	0		(3,075,782)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20,429														20,429				43,216
Net income and comprehensive income	63,645
Stock-based compensation expense and other	$ 8,641												8,641
Vesting of Nextracker Inc. RSU awards (in shares)	0									536,243
Redemption value adjustment	$ 305,678							$ 305,678
Redemption value adjustment	(305,678)												(8,641)		(297,037)
Redeemable Ending Balance at Jun. 30, 2023																		$ 0	$ 3,909,522
Ending Balance (in shares) at Jun. 30, 2023										46,422,308		98,204,522
Ending Balance at Jun. 30, 2023	$ (3,352,375)								$ 0	$ 5		$ 10	$ 0		$ (3,352,390)